Fair Value Measurement - Summary of Effect Adverse Changes in Estimated Fair Value of Investment (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Fair Value Disclosures [Abstract]
Value to net asset multiple	0.65%
Increase by 10%	¥ 10,388
Decrease by 10%	¥ (10,388)